Segment Information - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Total assets	$ 338,119	$ 298,911
Investment in associates	930	935
Deferred tax assets	3,889	3,939
Total liabilities	103,244	70,476
Deferred tax liabilities	4,408	4,139
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	327,226	291,576
Total liabilities	89,690	62,752
Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Total assets		(5)
Total liabilities		(6)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	6,074	2,466
Investment in associates	930	935
Deferred tax assets	3,889	3,939
Corporate liabilities	9,146	3,591
Deferred tax liabilities	$ 4,408	$ 4,139